Komatsu Ltd. Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2013
Stock Option Activity

The following table summarizes information about stock option activity for the years ended March 31, 2013, 2012 and 2011:

	2013		2012		2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
		Yen		Yen		Yen
Outstanding at beginning of year	3,182,900	¥1,947	3,235,800	¥2,047	3,333,000	¥2,051
Granted	339,800	1	340,100	1	76,800	1
Exercised	(535,000)	1,189	(393,000)	1,082	(174,000)	1,238

Outstanding at end of year	2,987,700	1,861	3,182,900	1,947	3,235,800	2,047

Exercisable at end of year	2,231,000	2,492	2,766,000	2,240	3,159,000	2,096

Options Outstanding and Options Exercisable

The information for options outstanding and options exercisable at March 31, 2013 are as follows.

	Outstanding				Options Exercisable
	Number of shares	Weighted average exercise price	Intrinsic value	Weighted average remaining contractual life	Number of shares	Weighted average exercise price	Intrinsic value	Weighted average remaining contractual life
Exercise Prices		Yen	Millions of yen	years		Yen	Millions of yen	years
¥1 – 900	756,700	¥1	¥1,701	6.7	—	¥—	¥—	—
¥901 – 1,350	150,000	1,126	169	0.3	150,000	1,126	169	0.3
¥1,351 – 2,325	1,072,000	2,068	240	2.7	1,072,000	2,068	240	2.7
¥2,326 – 3,700	1,009,000	3,146	0	2.9	1,009,000	3,146	0	2.9
¥1 – 3,700	2,987,700	1,861	2,110	3.6	2,231,000	2,492	409	2.6

Risk-Free Rate for Periods Within Contractual term of Share Option Based on Japanese Government Bond Yield Curve in Effect at Time of Grant

The risk-free rate for periods within the contractual term of the share option is based on the Japanese government bond yield curve in effect at the time of grant.

	2013	2012	2011
Grant-date fair value	¥1,470	¥2,268	¥1,785
Expected term	5 years	5 years	5 years
Risk-free rate	0.10% – 0.81%	0.12% – 1.12%	0.13% – 1.11%
Expected volatility	46.00%	48.00%	54.00%
Expected dividend yield	1.91%	1.83%	0.96%

*	Interest rate corresponding to discount periods is applied to risk-free rate, that is as follows:

	1 year	2 years	3 years	4 years	5 years	6 years	7 years	8 years	9 years	10 years
2013	0.10%	0.10%	0.10%	0.13%	0.20%	0.30%	0.41%	0.55%	0.68%	0.81%
2012	0.12%	0.16%	0.21%	0.29%	0.38%	0.49%	0.63%	0.78%	0.96%	1.12%
2011	0.13%	0.14%	0.18%	0.25%	0.36%	0.47%	0.59%	0.76%	0.94%	1.11%